OTHER LIABILITIES - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 1,026	$ 903	$ 995	$ 919
Current year additions	188	180	601	522
Claims paid	(172)	(171)	(523)	(493)
Currency translation adjustment and other	(39)	20	(70)	(16)
Balance at end of period	$ 1,003	$ 932	$ 1,003	$ 932